Investments Accounted For Using Equity Method - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Jul. 31, 2021 NumberofSeat	Dec. 31, 2023 TWD ($) NumberofSeat	Nov. 30, 2022 TWD ($)	Apr. 30, 2022 TWD ($)	Dec. 31, 2023 TWD ($) NumberofSeat	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Mar. 31, 2022 TWD ($)	Aug. 31, 2021	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates		$ 8,243,000,000			$ 8,243,000,000	$ 6,939,000,000
Investment in joint venture		$ 9,000,000			$ 9,000,000	$ 10,000,000
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		46.26%			46.26%	41.90%
Price of investments in associates		$ 1,544,000,000			$ 1,544,000,000
Investments in associates		$ 4,293,000,000			$ 4,293,000,000	$ 3,173,000,000
Percentage of ownership in associates					46.26%
Reduction percentage of capital to offset accumulated deficit		26.43%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		23.00%			23.00%	23.00%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		19.00%			19.00%	20.00%					20.33%
No of seats allotted | NumberofSeat		1			1
Number of seats available for board of directors | NumberofSeat		3			3
Investments in associates											$ 274,000,000
Percentage of ownership in associates					19.22%	20.05%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates										40.00%
Investments in associates		$ 57,000,000			$ 57,000,000	$ 63,000,000				$ 56,000,000
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		0.00%			0.00%	0.00%
Investments in associates		$ 0			$ 0	$ 0
Gain on disposal of investment							$ 4,000,000
Percentage of ownership in associates	14.00%
Liquidation distribution							$ 9,000,000
Baohwa Trust Co., Ltd. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		25.00%			25.00%	40.00%		40.00%
Investments in associates		$ 10,000,000			$ 10,000,000	$ 13,000,000		$ 20,000,000
Chunghwa SEA Holdings ("CHT SEA") [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture		$ 9,000,000			$ 9,000,000	$ 10,000,000
Percentage of ownership in joint venture					51.00%	51.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		38.00%			38.00%	38.00%
Investments in associates		$ 285,000,000			$ 285,000,000	$ 247,000,000
Proceeds from capital reduction				$ 340,000,000
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		50.00%			50.00%
No of seats allotted | NumberofSeat		2			2
Number of seats available for board of directors | NumberofSeat		5			5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		49.00%			49.00%
No of seats allotted | NumberofSeat		2			2
Number of seats available for board of directors | NumberofSeat		5			5
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	17.19%					29.33%
No of seats allotted | NumberofSeat	1
Number of seats available for board of directors | NumberofSeat	3
Subscribed capital			$ 32,000,000
Imedtac Co., Ltd. ("IME") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		6.74%			6.74%		6.74%		7.54%
No of seats allotted | NumberofSeat		1			1
Number of seats available for board of directors | NumberofSeat		5			5
Investments in associates		$ 11,000,000			$ 11,000,000